Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Banks - 9.6%
Citizens Financial Group, Inc.	212,564	$ 9,384,701
First Republic Bank	92,077	15,353,840
Huntington Bancshares, Inc.	1,321,346	20,771,559
US Bancorp	396,718	21,942,472

		67,452,572

Biotechnology - 3.2%
Gilead Sciences, Inc.	347,132	22,435,141

Capital Markets - 9.7%
CME Group, Inc.	100,137	20,450,980
State Street Corp.	307,092	25,798,799
T. Rowe Price Group, Inc.	125,842	21,594,487

		67,844,266

Chemicals - 3.6%
Air Products & Chemicals, Inc.	50,901	14,320,487
Albemarle Corp.	76,176	11,130,076

		25,450,563

Commercial Services & Supplies - 2.4%
Republic Services, Inc.	168,620	16,752,397

Communications Equipment - 2.6%
Cisco Systems, Inc.	345,125	17,846,414

Containers & Packaging - 1.6%
Packaging Corp. of America	85,546	11,504,226

Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc.	363,906	21,161,134

Electrical Equipment - 7.6%
Eaton Corp. PLC	109,160	15,094,645
Emerson Electric Co.	231,074	20,847,496
Schneider Electric SE, ADR (A)	559,414	17,017,374

		52,959,515

Equity Real Estate Investment Trusts - 2.2%
American Tower Corp.	32,323	7,727,136
Digital Realty Trust, Inc.	54,556	7,683,667

		15,410,803

Food & Staples Retailing - 1.7%
Kroger Co.	323,308	11,635,855

Food Products - 1.3%
Kellogg Co.	146,063	9,245,788

Household Durables - 2.3%
Garmin, Ltd.	123,587	16,294,946

Household Products - 4.3%
Clorox Co.	41,617	8,027,087
Colgate-Palmolive Co.	144,968	11,427,827
Kimberly-Clark Corp.	75,789	10,538,461

		29,993,375

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.3%
Cincinnati Financial Corp.	151,411	$ 15,608,960
Progressive Corp.	152,233	14,554,997

		30,163,957

IT Services - 2.0%
Automatic Data Processing, Inc.	74,714	14,081,348

Leisure Products - 1.5%
Hasbro, Inc.	106,344	10,221,785

Machinery - 5.9%
Cummins, Inc.	89,801	23,268,337
Xylem, Inc.	168,446	17,717,150

		40,985,487

Metals & Mining - 3.9%
Steel Dynamics, Inc.	531,652	26,986,655

Multiline Retail - 2.7%
Target Corp.	94,192	18,656,609

Pharmaceuticals - 5.0%
AstraZeneca PLC, ADR (A)	301,687	14,999,878
Merck & Co., Inc.	262,257	20,217,392

		35,217,270

Road & Rail - 1.6%
Union Pacific Corp.	51,864	11,431,344

Semiconductors & Semiconductor Equipment - 8.3%
Broadcom, Inc.	42,145	19,540,951
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	173,126	20,477,343
Texas Instruments, Inc.	94,708	17,898,865

		57,917,159

Software - 3.0%
Microsoft Corp.	88,891	20,957,831

Specialty Retail - 2.3%
Best Buy Co., Inc.	139,599	16,027,361

Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc.	686,298	13,499,482

Water Utilities - 2.2%
Essential Utilities, Inc.	341,378	15,276,665

Total Common Stocks (Cost $645,523,484)		697,409,948

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (B)	8,735,712	8,735,712

Total Other Investment Company (Cost $8,735,712)		8,735,712

Transamerica Series Trust	Page 1

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2021, to be repurchased at $3,853,462 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $3,930,616.

$ 3,853,462	$ 3,853,462

Total Repurchase Agreement (Cost $3,853,462)	3,853,462

Total Investments (Cost $658,112,658)	709,999,122
Net Other Assets (Liabilities) - (1.5)%	(10,298,494)

Net Assets - 100.0%	$ 699,700,628

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$697,409,948	$—	$—	$697,409,948
Other Investment Company	8,735,712	—	—	8,735,712
Repurchase Agreement	—	3,853,462	—	3,853,462

Total Investments	$706,145,660	$3,853,462	$—	$709,999,122

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,036,773, collateralized by cash collateral of $8,735,712 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,613,791. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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